BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Money Market V.I. Fund
(the “Fund”)

Supplement dated June 1, 2015 to
the Prospectus of the Fund, dated May 1, 2015

The Board of Directors (the “Board”) of BlackRock Variable Series Funds, Inc. recently approved certain changes to the principal investment strategies of the Fund. In connection with such changes, the Board also approved a change in the name of the Fund to “BlackRock Government Money Market V.I. Fund.” In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team.

These changes will become effective on or about September 1, 2015. Investors should review carefully the specific changes to the Prospectus of the Fund, reflecting the changes noted above, which are detailed below.

Effective on or about September 1, 2015, the following changes are made to the Fund’s Prospectus:

Change in the Fund’s Name

The BlackRock Money Market V.I. Fund is renamed BlackRock Government Money Market V.I. Fund.

Change in the Fund’s Strategies and Risks

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Money Market V.I. Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund seeks to produce current income while attempting to maintain a share net asset value of $1.00.

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The U.S. Government securities in which the Fund invests may include variable and floating rate instruments and when-issued and delayed delivery securities.

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Money Market V.I. Fund — Principal Risks of Investing in the Fund” is amended to delete “Extension Risk,” “Mortgage- and Asset-Backed Securities Risk,” “Prepayment Risk,” “Regulatory Risk” and “U.S. Government Mortgage-Related Securities Risk” and to add the following risks:

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.